OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Other Long Term Assets [Abstract]
Restricted cash	$ 51	$ 75
Long-term receivables	30	28
Due from related parties	10	2
Other	6	4
Other long-term assets, net	$ 97	$ 109